Financial Assets and Liabilities Fair Value - Additional Information (Details) € / shares in Units, € in Millions			6 Months Ended		12 Months Ended
	Jan. 01, 2023 EUR (€) shares	Nov. 22, 2022 shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Jun. 30, 2023 € / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares
Disclosure Of Financial Instruments [Line Items]
Proceeds from exercise of warrants | €	€ 8.0
Warrant exercise price per ordinary share | $ / shares			$ 11.50
Fair value of warrants per warrant | $ / shares			$ 2.09				$ 0.87
Fair value of earnout shares | €				€ 7.6	€ 7.1
Fair value of earnout price per share | € / shares						€ 4.38		€ 4.09
Dividend Yield
Disclosure Of Financial Instruments [Line Items]
Anticipated dividend rate			0			0
Level 3
Disclosure Of Financial Instruments [Line Items]
Estimated probability percentage of milestone completion by management				40.00%
Ordinary Shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued			0			0
Number of warrant exercised			749,679			749,679
Par value per share | € / shares						€ 0.12
Issuance of earnout shares		1,886,137
Earnout shares allocated to participating shareholders				1,725,732	1,725,358
Number of earnout shares forfeited					409
Additional earnout shares allocated to participating shareholders				374
Public Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants outstanding	4,600,000		3,850,321			3,850,321
Private Placement Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants outstanding	167,000		167,000			167,000
Warrant
Disclosure Of Financial Instruments [Line Items]
Charge recognized in profit or loss | €				€ 5.4
Earnout Shares
Disclosure Of Financial Instruments [Line Items]
Charge recognized in profit or loss | €				€ 0.6